INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 12 – INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	As of September 30,
	2024	2023
	US$	US$
Software	$165,933	$161,949
Less: accumulated amortization	(25,863)	(9,048)
Intangible assets, net	$140,070	$152,901

For the years ended September 30, 2024, 2023 and 2022, amortization was $16,336, $3,342 and $2,300, respectively.